Changes In Financial instruments Measured At Fair Value Using Level 3 Inputs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 117	$ 69	$ 71
Issuances (unaudited)	79
Unrealized (gain) loss included in other income (expense), net	388	48	(2)
Ending balance	$ 584	$ 117	$ 69